SHORT-TERM BORROWINGS (Tables)	6 Months Ended
Dec. 31, 2019
Short-term Debt [Line Items]
Schedule of short-term borrowings

Short-term borrowings due to third party consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Short-term borrowings due to third party:	RMB	RMB	U.S. Dollars
Short-term borrowing, 10% annual interest, due on September 8, 2019	¥1,081,096	¥—	$—
Total short-term borrowings due to third party	¥1,081,096	¥—	$—

Related Party [Member]
Short-term Debt [Line Items]
Schedule of short-term borrowings

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2019*	¥5,008,640	¥—	$—
Short-term borrowing from a Founder, 5.65% annual interest, due on March 27, 2020	4,001,885	4,001,885	574,324
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2020		5,009,425	718,919
Short-term borrowing from a Founder, interest-free, due on September 24, 2020^	—	450,000	64,581
Short-term borrowing from a Founder's family member, interest-free, due on November 05, 2020^	—	2,470,000	354,477
Total short-term borrowings due to related parties	¥9,010,525	¥11,931,310	$1,712,301